Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	148,987,559	88,400,879
Preferred stock, shares outstanding	28,100,970	26,560,266
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	112,000,000
Commom stock, shares issued	3,228,240	2,963,695
Commom stock, shares outstanding	3,228,240	2,963,695
Preferred stock, shares issued	28,100,970	26,560,266
Convertible Preferred Stock [Member]
Temporary stock, par value	$ 0.0001	$ 0.0001
Temporary stock, shares authorized	1,012,441	0
Temporary stock, shares issued	1,012,441,000	0
Temporary stock, shares outstanding	1,012,441,000	0